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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: 12-31-00

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Capital Management, Inc.

Address: 103 Spinnaker Lane, Jupiter, FL  33477

Form 13F File Number: 28-1893

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David K. Schafer
Title: President
Phone: (561) 741-0600

Signature, Place, and Date of Signing:

/s/ David K. Schafer
-----------------------

Jupiter, FL
3-16-01

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:  416,119


List of Other Included Managers:

No.   13F File Number      Name

01    28-7554              Strong Schafer Capital Management, LLC
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                     SCHAFER CULLEN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                December 31, 2000

                                                                                                         VOTING AUTHORITY
                                                                                                         ----------------
      NAME                  TITLE                           SHARES/
       OF                    OF                    VALUE    PRN         SH/  PUT/  INVSTMT   OTHER
      ISSUER                CLASS       CUSIP     (x$1000)  AMT         PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED    NONE
-------------              -------     -------    --------  ------      ---  ----  -------  --------  ------  -------  ------
Alltel Corp                  COM       020039103     13181   211100     SH         SOLE                211100
Avnet Inc                    COM       053807103       787    36600     SH         SOLE                 36600
Bank of America              COM       060505104       679    14800     SH         SOLE                 14800
Borg Warner Inc.             COM       099724106     14196   354900     SH         SOLE                354900
Bristol Meyers               COM       110122108     15379   208000     SH         SOLE                208000
Cadence Design               COM       127387108       971    35300     SH         SOLE                 35300
Cameco Corp                  COM       13321L108     14201   811500     SH         SOLE                811500
Canadian National            COM       136375102     12320   415000     SH         SOLE                415000
Chase Manhattan              COM       16161A108     12670   278850     SH         SOLE                278850
Chubb Corp                   COM       171232101     14030   162200     SH         SOLE                162200
Conoco Inc.                  COM       208251306      1440    50300     SH         SOLE                 50300
Dana Corp                    COM       235811106      9442   616600     SH         SOLE                616600
ECI Telecom Ltd.             COM       268258100      5535   395800     SH         SOLE                395800
Family Dollar Stores         COM       307000109     14942   697000     SH         SOLE                697000
Fed Nat Mortgage             COM       313586109     14080   162300     SH         SOLE                162300
FedEx Corp.                  COM       31428X106     12096   302700     SH         SOLE                302700
Franklin Resources           COM       354613101     11876   311700     SH         SOLE                311700
General Motors               COM       370442105      9800   192400     SH         SOLE                192400
Harrah's                     COM       413619107     11431   433400     SH         SOLE                433400
ICN Pharmaceutical           COM       448924100     13189   429800     SH         SOLE                429800
Lafarge Corp.                COM       505862102     13084   553800     SH         SOLE                553800
MGM Mirage                   COM       552953101       420    14900     SH         SOLE                 14900
May Dept. Stores             COM       577778103     15564   475250     SH         SOLE                475250
Maytag Corporation           COM       578592107     13381   414100     SH         SOLE                414100
Mellon Financial             COM       58551A108     14068   286000     SH         SOLE                286000
Montana Power                COM       612085100      8576   413300     SH         SOLE                413300
Mylan Laboratories           COM       628530107      1242    49300     SH         SOLE                 49300
Office Depot                 COM       676220106     11637  1633300     SH         SOLE               1633300
Omnicare, Inc.               COM       681904108     16906   781800     SH         SOLE                781800
Partner Re Ltd               COM       G6852T105     15091   247400     SH         SOLE                247400
Petroleo Brasileiro          COM       71654V408     10706   424000     SH         SOLE                424000
Power Integrations           COM       739276103      9671   841000     SH         SOLE                841000
Royal Group                  COM       779915107     10688   859300     SH         SOLE                859300
Schering Plough              COM       806605101     15147   266900     SH         SOLE                266900
Station Casinos              COM       857689103      9784   655000     SH         SOLE                655000
Superior Industries Intl     COM       868168105     10990   348200     SH         SOLE                348200
UCAR Int'l Inc.              COM       90262K109     10788  1106500     SH         SOLE               1106500
Veeco Instruments            COM       922417100      9943   247800     SH         SOLE                247800
Wells Fargo & Co             COM       949746101     16188   290700     SH         SOLE                290700

REPORT SUMMARY               39 DATA RECORDS       416119                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED